Financial Instruments-Risk Management - Summary of Market Risk Capital Requirements (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Risk-weighted assets	$ 12,040	$ 10,820